Fair Value Measurements - Summary of Classifications of the Company's Derivative Assets and Liabilities (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	$ 25,639	$ 107,293	$ 5,038
Netting	(7,006)	(4,475)	(3,890)
Total assets, Carrying Value	18,633	102,818	1,148
Derivative Liabilities	(12,830)	(5,461)	(14,540)
Netting	7,006	4,475	3,890
Total liabilities, Carrying Value	(5,824)	(986)	(10,650)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0	0
Derivative Liabilities	0	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	25,639	107,293	5,038
Derivative Liabilities	(12,830)	(5,461)	(14,540)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0	0
Derivative Liabilities	0	0	0
Current commodity derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	19,834	85,728	2,856
Netting	(5,730)	(3,548)	(2,704)
Total assets, Carrying Value	14,104	82,180	152
Derivative Liabilities	(11,313)	(4,393)	(11,983)
Netting	5,730	3,548	2,704
Total liabilities, Carrying Value	(5,583)	(845)	(9,279)
Current commodity derivatives | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0	0
Derivative Liabilities	0	0	0
Current commodity derivatives | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	19,834	85,728	2,856
Derivative Liabilities	(11,313)	(4,393)	(11,983)
Current commodity derivatives | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0	0
Derivative Liabilities	0	0	0
Noncurrent commodity derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	5,805	21,565	2,182
Netting	(1,276)	(927)	(1,186)
Total assets, Carrying Value	4,529	20,638	996
Derivative Liabilities	(1,517)	(1,068)	(2,557)
Netting	1,276	927	1,186
Total liabilities, Carrying Value	(241)	(141)	(1,371)
Noncurrent commodity derivatives | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0	0
Derivative Liabilities	0	0	0
Noncurrent commodity derivatives | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	5,805	21,565	2,182
Derivative Liabilities	(1,517)	(1,068)	(2,557)
Noncurrent commodity derivatives | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0	0
Derivative Liabilities	$ 0	$ 0	$ 0